SHAREHOLDERS' EQUITY - Summary of Options Data (Details) - Share-based Payment Arrangement, Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 49.14	$ 127.36	$ 68.91
Total intrinsic value of the options exercised	$ 11,843	$ 114,113	$ 436,187
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	5 years 7 months 28 days